Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of revenues and operating expenses [Member]
Operating lease cost	¥ 119,484	$ 16,829	¥ 128,081	¥ 131,529
Cost of other leases with terms less than one year	91,815	12,932	87,603	99,923
Cost of Revenues [Member]
Operating lease cost	15,193	2,140	21,695	28,798
Cost of other leases with terms less than one year	82,975	11,687	79,274	88,567
Operating Expenses [Member]
Operating lease cost	104,291	14,689	106,386	102,731
Cost of other leases with terms less than one year	¥ 8,840	$ 1,245	¥ 8,329	¥ 11,356